Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31,
	2022	2021
	(U.S. Dollars in thousands)

Office furniture and lab equipment	721	648
Computers and electronic equipment	1,304	1,109
Equipment and machinery	4,326	2,766
Leasehold improvement	647	544
Vehicles	156	132
Land – See b below	6,314	6,314
Production line– See b below	31,740	26,790
	45,208	38,303
Less: accumulated depreciation	(1,663)	(868)
Total property and equipment, net	43,545	37,435

a.	Total depreciation in respect of property and equipment were approximately $905 thousand, $524 thousand and $208 thousand for the years ended December 31, 2022, 2021 and 2020, respectively. An impairment charge in the amount of $172 thousand and $214 thousand was recorded for the years ended December 31, 2022 and 2021, respectively in relation to the Company’s Property, Plant and Equipment.

b.	In December 2020, Nanox Korea purchased land for approximately $6,314 thousand upon which it built a fabrication facility. In 2021, Nanox Korea completed the construction of the permanent fabrication plant.